Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Other Than Goodwill [Abstract]
Amortization (Expense) / Income of Intangible Assets

	December 31, 2017	December 31, 2016	December 31, 2015
Unfavorable lease terms	$—	$—	$317
Favorable lease terms charter-out	—	—	(776)
Total	$—	$—	$(459)